CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 04, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders	$ 287	24,713		25,000
Issuance of common stock to initial stockholders (in shares)	2,875,000
Issuance of Representative Shares	$ 15	0	0	15
Issuance of Representative Shares (in shares)	150,000
Net Loss			(205)	(205)
Balance at the Ending at Mar. 31, 2020	$ 302	24,713	(205)	24,810
Balance at the Ending (in shares) at Mar. 31, 2020	3,025,000
Balance at the beginning at Mar. 04, 2020	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders	$ 287	24,713		25,000
Issuance of common stock to initial stockholders (in shares)	2,875,000
Issuance of Representative Shares	$ 15	0	0	15
Issuance of Representative Shares (in shares)	150,000
Forfeiture of Founder Shares	$ (37)	37
Forfeiture of Founder Shares (in shares)	(375,000)
Sales of 10,000,000 Units, net of underwriter discounts and fees	$ 1,000	97,542,274	0	97,543,274
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000
Sale of 3,250,000 Private Warrants		3,250,000		3,250,000
Common stock subject to redemption	$ (957)	(95,740,833)		(95,741,790)
Common stock subject to redemption (in shares)	(9,574,179)
Net Loss			(76,491)	(76,491)
Balance at the Ending at Jun. 30, 2020	$ 308	5,076,191	(76,491)	5,000,008
Balance at the Ending (in shares) at Jun. 30, 2020	3,075,821
Balance at the beginning at Mar. 04, 2020	$ 0	0	0	$ 0
Balance at the beginning (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)				10,000,000
Net Loss				$ (205,201)
Balance at the Ending at Sep. 30, 2020	$ 309	5,204,896	(205,201)	5,000,004
Balance at the Ending (in shares) at Sep. 30, 2020	3,089,202
Balance at the beginning at Mar. 31, 2020	$ 302	24,713	(205)	24,810
Balance at the beginning (in shares) at Mar. 31, 2020	3,025,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares	$ (37)	37
Forfeiture of Founder Shares (in shares)	(375,000)
Sales of 10,000,000 Units, net of underwriter discounts and fees	$ 1,000	97,542,274		$ 97,543,274
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000			10,000,000
Sale of 3,250,000 Private Warrants		3,250,000		$ 3,250,000
Common stock subject to redemption	$ (957)	(95,740,833)		(95,741,790)
Common stock subject to redemption (in shares)	(9,574,179)
Net Loss			(76,286)	(76,286)
Balance at the Ending at Jun. 30, 2020	$ 308	5,076,191	(76,491)	5,000,008
Balance at the Ending (in shares) at Jun. 30, 2020	3,075,821
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to redemption	$ 1	128,705		(128,706)
Common stock subject to redemption (in shares)	13,381
Net Loss			(128,710)	(128,710)
Balance at the Ending at Sep. 30, 2020	$ 309	$ 5,204,896	$ (205,201)	$ 5,000,004
Balance at the Ending (in shares) at Sep. 30, 2020	3,089,202